Fair Value Measurements - Schedule of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 25,617	$ 43,893
Restricted cash equivalents	5,647	5,647
Total	31,264	49,540	$ 32,894
Convertible notes	0	32,402
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	29,100	47,496
Convertible notes	38,595	32,402
Total	38,595	32,402
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	24,100	42,496
Restricted cash equivalents	5,000	5,000
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	29,100	47,496
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	24,100	42,496
Restricted cash equivalents	5,000	5,000
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	0	0
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Fair Value, Measurements, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes	38,595	32,402
Total	$ 38,595	$ 32,402